Nature of operations	12 Months Ended
Dec. 31, 2020
Nature of operations [Abstract]
Nature of operations
1	Nature of operations

Principal activity

Grupo TMM, S.A.B. (‘Grupo TMM’ or the ‘Company’) is a Mexican company whose principal activity is providing multimodal transport and logistics services to premium customers throughout Mexico.

The Company’s activities are grouped into the following service divisions:

•
Maritime: includes specialized offshore shipping services, clean oil, and chemical products shipping, tugboat services, bulk carrier and other activities related to the maritime transportation business.

•	Ports and terminals: include shipping agency services, inland and seaport terminal services.

•	Logistics: includes the operations of logistics solutions services and container and railcar maintenance and repair services.

•	Warehousing: includes bonded warehouse operations and management.

On March 11, 2020, the WHO declared COVID-19 to be a pandemic. In response, governments throughout the world, including Mexico, have implemented various extraordinary measures to control its spread, including travel restrictions, quarantines, and the suspension of non-essential activities. The effect of the COVID-19 pandemic on the Company’s business continues to be uncertain, and it will depend on its duration and its impact on the Mexican and global economies. However, as of the date of these financial statements, various international banks and multilateral institutions such as the International Monetary Fund have assessed that the COVID-19 pandemic resulted in the worst global economic recession since the Great Depression.

For fiscal 2020, the Company’s revenues, particularly in the Ports and Terminals segment, have decreased due to the COVID-19 pandemic, and the various emergency public health measures implemented by governments to combat it. Although the Company expects its revenues to improve as these extraordinary measures are lifted and public health emergency restrictions are removed, as of the date of these consolidated financial statements, the Company cannot quantify the adverse effect that COVID-19 will have on its operating profit for fiscal 2021.

In view of the foregoing and other conditions beyond the control of the Company, operating profit can be volatile and subject to change rapidly as the situation of COVID-19 develops. Consequently, the Company has taken various measures to maintain business continuity and strengthen its financial position, including the deferment of payments to suppliers and creditors, maintenance of its early collection program to help offset the effect of delays in payments from customers, as well as different actions to reduce general expenses. As part of these efforts, the Company decided to relocate its corporate headquarters, which will generate significant savings in corporate costs. The Company continues to comply with the health and safety protocols established by the Mexican government, and it has taken measures and implemented policies to safeguard the threats posed by the COVID-19 pandemic, its businesses, employees, and the locations in which it operates. These steps include, among other things, active cleaning and disinfection of open public areas, the implementation of a sophisticated videoconference platform and collaborative remote work, as well as the reinforcing of information security protocols, which have allowed employees to be able to continue to participate in the full scope of Company activities from any location, so as to guarantee operating continuity without placing the health of employees at risk.  In addition, the Company has continued to provide health benefits to employees on a temporary leave of absence until the end of the pandemic.  In the future, the Company will continue to monitor the development of the COVID-19 pandemic closely, including its effect on the Company’s businesses, financial condition, and operating profit.

To limit the spread of COVID-19, the Mexican government has imposed various safety measures, including the suspension of all non-essential activities. In view of these conditions, the Company has taken various actions to protect its facilities and employees, strengthen the business, and promote its financial recovery. The Company maintains limited access to its facilities, has implemented additional cleaning and disinfection measures, allows employees to work remotely where possible and has implemented new controls for emergency procedures and to mitigate potential cybersecurity risks. Although these actions have helped to maintain business continuity, they can limit the efficiency of Company operations, including reports and internal controls. At this time, the severity of the global economic recession expected to arise from the COVID-19 pandemic is uncertain; therefore, Management continues to monitor the material impact of the pandemic on operating income and the financial position of the Company.

As part of Company’s effort to mitigate the effects of the pandemic, it has done the following:

•
continued with its strategic plan to offset part of the instability in the oil industry and the recent COVID-19 pandemic by: (a) reducing costs and general and administrative expenses; (ii) maintaining its early collection program (the “supply chain program”) through Nacional Financiera, SNC, therby reducing liquidity risk and the effect of delays in the payments that can result from recent changes in the payment policies of PEMEX; and (iii) diversifying its customer base; and (iv) negotiating payment deferments and extensions of the maturity date of certain financial commitments;

Grupo TMM, S.A.B. and Subsidiaries	11

•
adopted various measures to help guarantee that financial and audit reporting processes continue to be sound, and as timely as possible in the middle of the global crisis of the COVID-19 pandemic, including, among other things, implementing: (i) new controls for emergency procedures; (ii) close monitoring of IT access controls to enable remote work to be performed; (iii) controls for mitigating the possible increase in cyber risks arising from a higher level of remote work; (iv) alternative controls appropriately designed to offset the lack of information that may arise where it is not possible to conduct face-to-face controls; and (v) an alternative audit plan to test the operating effectiveness of controls remotely, due to travel restrictions; and

•	expanded its customer base in each of its businesses, thereby strengthening the position of the Company on the market and successfully achieving better operating margins.

The business strategy of the Company, which will help to mitigate the effects of the COVID-19 pandemic, is focused mainly on the following:

Expansion and improvement of maritime operations

The Energy Reform has the potential to increase exploration activities and hydrocarbon production in Mexico, both with PEMEX and with other participants of the industry (domestic and international). To maximize opportunities created by this reform and considering the protection of the Mexican Navigation Law (Mexican flag vessels to carry out cabotage transportation in Mexican waters), the maritime business is focused on consolidating and expanding its operations by: i) increasing cabotage services with medium and long-term contacts; ii) satisfying the growing demand for distribution and exploration services in Mexico and abroad, by meeting the requirements of the new generation of vessels with greater deep water capacities; iii) increasing the current capacity of repair services in the shipyard to more than 30 ships per year, and it is expected to have shipbuilding capacity in the long-term, which will enable the Company to compete to satisfy the demand for current and future ship customers.

Expansion of port and terminal operations

Tuxpan is the closest port to Mexico City and the states of central Mexico, which represent more than 50% of the GDP of Mexico, and it is the major port for importing gasoline and diesel, which represent more than 70% of domestic consumption.

In view of the opportunities offered by the Energy Reform for increased imports of gasoline and diesel and the strategic location of the Company’s land in Tuxpan, in August 2016 the Company announced a strategic association with TransCanada and Sierra Oil & Gas to develop new infrastructure for storage, transportation, and distribution of refined petroleum products from Tuxpan, Veracruz to the center of the country. In February 2019, the Company agreed to acquire from Sierra Oil & Gas its 50% stake in the Optimus company, for the amount of $2.6 million dollars, resulting in Optimus becoming a 100% subsidiary company of the Company and giving the Company full responsibility for the development of the project.

To take advantage of the growth potential of this market, the Company continues with efforts to develop this and other port facilities and storage terminals to satisfy the future demand of imports of gasoline and diesel.

In addition, the Company retains a significant part of the land in Tuxpan where it intends to develop projects related to that region, such as a general cargo terminal.

Expansion of logistics operations

The Company takes advantage of experience and knowledge of Mexico and its laws, customer relationships, and its skills in human resource management and unions to expand the business with the automotive industry and, in general all activities related to shipyards and storage management, with an emphasis on “just-in-time” inventory management, storage, sub-assemblies, and yard management.

Improving warehousing operations

The Company continues to work to improve bonded warehouse service, as well as the import tariff service. In addition, it continues to focus on growth through rendering a comprehensive logistics service to its customers, which range from bonded warehouse services, inventory management, added value services, and delivery to the end customer.

Structure of Grupo TMM

At December 31, 2020 and 2019, Grupo TMM holds the percentage of equity interest in various subsidiaries, the most significant are as follows:

	% of ownership
	2020	2019
Specialized maritime
Transportación Marítima Mexicana, S.A. de C.V.	100%	100%
Inmobiliaria Dos Naciones, S. de R.L. de C.V.	100%	100%
TMM Parcel Tankers, S.A. de C.V.	100%	100%

Logistics
Almacenadora de Depósito Moderno, S.A. de C.V. (Warehouse)	100%	100%
Autotransportación y Distribución Logística, S.A. de C.V.	100%	100%
TMM Almacenadora, S.A.P.I. de C.V.	100%	100%

Ports and terminals
TMM Logistics, S.A. de C.V.	100%	100%
Prestadora de Servicios MTR, S.A. de C.V.	100%	100%
Bimonte, S.A. de C.V.	100%	100%
Administradora Marítima TMM, S.A.P.I. de C.V.	100%	100%
Caoba Energía, S. de R.L. de C.V.	100%	100%
Services & Solutions Optimus, S. de R.L de C.V.	100%	100%
Servicios Administrativos API Acapulco, S.A. de C.V.	51%	51%
Administración Portuaria Integral de Acapulco, S.A. de C.V.	51%	51%

Payroll outsourcing
Mexschiff Operación de Personal, S.A.P.I. de C.V.	100%	100%
Omexmar Operadora Mexicana Marítima, S.A.P.I. de C.V.	100%	100%
Perhafen Services Marítimos, S.A.P.I. de C.V.	100%	100%
TMM Dirección Corporativa, S.A.P.I. de C.V.	100%	100%
Perjomar Operadora, S.A.P.I. de C.V.	100%	100%

Property leasing
Inmobiliaria TMM, S.A. de C.V.	100%	100%

The Company’s subsidiaries are incorporated in Mexico, where most of their activities take place.

Non-controlling interest in subsidiaries

Grupo TMM holds an equity interest in the subsidiaries Administración Portuaria Integral de Acapulco, S.A. de C.V. and Servicios Administrativos API Acapulco, S.A. de C.V., for which there is non-controlling interest; the associated effect on the Company’s consolidated financial statements is considered immaterial. These companies are established and conduct their activities in Mexico.

Investments in associates

The Company maintains investments in the following associates:

(a)
In July 2014, Grupo TMM contributed $40,000 to the capital stock of Almacenes de Jugos Citricos de Mexico, S.A.P.I. de C.V., which represents 21% of the voting shares. Since this entity has not started up operations as of the issue date of the consolidated financial statements, Company Management decided to reserve the investment in its entirety.

(b)
The Company lost control of its subsidiary TMM División Marítima, S.A. de C.V. (TMM DM) in 2017, retaining 15% equity in its capital without exerting significant influence. Accordingly, this investment has been classified as an investment in associate. As of December 31, 2020 and 2019, the value of this investment is nil, since the stockholders’ equity of TMM DM is negative. Moreover, in accordance with the statutes of TMM DM, the stockholders only assume obligation in connection with their equity up to the amount thereof.